Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Share Options Activities

A summary of share options activities for the years ended December 31, 2012, 2013 and 2014 is as follows:

	Number of shares	Weighted average exercise price US$	Weighted remaining contractual years	Aggregate intrinsic value US$
Outstanding as of January 1, 2012	9,722,728	0.66
Granted	381,553	1.90
Exercised	—	0.00
Forfeited	(409,864)	1.43
Expired	—	0.00

Outstanding as of December 31, 2012	9,694,417	0.67
Granted	21,620,012	0.82
Exercised	(3,452,400)	0.0001
Forfeited	(2,710,235)	0.90
Expired	(56,466)	1.29
Modification	(166,857)	—

Outstanding as of December 31, 2013	24,928,471	0.88
Granted	7,959,300	0.88
Exercised	(229,038)	1.13
Forfeited	(7,143,734)	0.77
Expired	(50,401)	1.55

Outstanding as of December 31, 2014	25,464,598	0.92	8.52	1,607,253

Vested and expected to vest as of December 31, 2014	24,721,617	0.92	8.51	1,602,726

Exercisable as of December 31, 2014	6,484,180	0.97	7.87	390,494

Summary of Fair Value of Options Granted

The fair values of the options granted of the Company for the years ended December 31, 2012, 2013 and 2014 are as follows:

	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Weighted average grant date fair value of option (per share)	2.21	7.33	4.78
Aggregate grant date fair value of options	843,121	158,567,632	38,031,795

Summary of Compensation Costs Recognized for Share Options and Restricted Shares

The amount of compensation costs recognized for share options and restricted shares for the years ended December 31, 2012, 2013 and 2014 are as follows:

	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Cost of revenues	76,111	639,246	2,633,316
Research and development expenses	164,374	1,944,824	5,410,007
Sales and marketing expenses	124,850	728,459	2,559,662
General and administrative expenses	60,748	14,510,015	54,368,924

Total share-based compensation costs	426,083	17,822,544	64,971,909

Binomial option-pricing valuation model [Member]
Summary of Valuation Assumptions Used in Calculation of Fair Value of Share Options

For the year ended December 31, 2012 and 2013, the Company calculated the fair value of the share options on the grant dates using the Binomial option-pricing valuation model. The assumptions used in the valuation model are summarized in the following table.

	Awards granted in
	2012	2013
Expected dividend yield	0%	0%
Expected volatility	60% - 63%	54% - 60%
Risk-free interest rate	2.02% - 2.77%	1.72% - 2.97%
Exercise multiple	2.2	2.2
Estimated fair value of underlying ordinary shares (per share)	US$0.64 - 0.84	US$1.65 - 1.87

Black-Scholes-Merton pricing valuation model [Member]
Summary of Valuation Assumptions Used in Calculation of Fair Value of Share Options

For the year ended December 31, 2014, the Company calculated the fair value of the share options on the grant date using the Black-Scholes-Merton pricing valuation model. The assumptions used in the valuation model are summarized as follows:

Awards granted in
2014
Expected dividend yield	0%
Expected volatility	49% - 62%
Expected term	1.05-6.75
Risk-free interest rate (per annum)	0.12% - 2.04%